Investment Securities - Additional Information (Detail) (USD $)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2010	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Securities [Line Items]
Impairment charge			$ 77,000			$ 77,000
Reducing book value of investment			0			0
Proceeds from sales of securities				20,527,000	32,393,000	41,675,000	205,537,000	146,134,000
Net realized gains on sale of securities	109,000	58,000		489,000	525,000	1,507,000	3,875,000	3,186,000
Proceeds from maturities, calls and paydowns of securities available for sale				9,053,000	14,772,000	26,322,000	52,976,000	48,939,000
Proceeds from maturities, calls and paydowns of securities held to maturity				1,248,000	0
Pledged securities, aggregate book value	53,900,000			53,900,000		88,800,000	104,300,000
Pledged securities, aggregate fair value	53,800,000			53,800,000		85,000,000	105,800,000
Number of debt securities, temporarily impaired	150			150		194
Fair value of temporarily impaired debt securities	196,750,000			196,750,000		239,601,000	79,765,000
Investment in Federal Home Loan Bank of Atlanta stock	4,500,000			4,500,000		3,200,000	6,900,000
Estimated fair value of securties	292,000			292,000		282,000
Available-for-sale Securities, Amortized Cost Basis, Total						35,500,000
Available-for-sale Securities, Debt Securities	34,500,000			34,500,000		34,500,000
Available-for-sale Securities, Gross Unrealized Gain (Loss), Total				994,000		994,000
Available For Sale Securities Continuous Unrealized Loss Position Less Than Twelve Months Fair Value	44,116,000			44,116,000		196,676,000	79,765,000
Available For Sale Securities Continuous Unrealized Loss Position Twelve Months Or Longer Fair Value	$ 152,634,000			$ 152,634,000		$ 42,925,000	$ 0
Number Of Debt Securities Less than 12 Months	34			34		159
Number Of Securities 12 Months or Longer	116			116		35